Consolidated Statements of Redeemable Convertible Preferred stock and Stockholders Deficit - USD ($)	Total	Series B preferred stock [Member]	Redeemable Convertible Preferred Stock Series A [Member]	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Subscription Receivable [Member]
Balance, shares at Dec. 31, 2018				66,714,970
Balance, amount at Dec. 31, 2018	$ (556,539)	$ 0	$ 0	$ 66,715	$ 10,426,245	$ (11,049,499)
Stock-based compensation, shares				150,000
Stock-based compensation, amount	51,211	0	0	$ 150	51,061	0
Common stock issued for cash, shares				4,000,000
Common stock issued for cash, amount	135,000	0	0	$ 4,000	131,000	0
Common stock issued in connection with debenture issuance, shares				100,000
Common stock issued in connection with debenture issuance, amount	5,000	0	0	$ 100	4,900	0
Common stock issued for debenture conversion, including related fees, shares				300,000
Common stock issued for debenture conversion, including related fees, amount	7,165	0	$ 0	$ 300	6,865	0
Series A preferred preferred stock issued for cash, net of costs and discounts, shares			202,600
Series A preferred preferred stock issued for cash, net of costs and discounts, amount	0	0	$ 23,400	0	0	0
Accrued dividends and accretion of conversion feature on Series A preferred stock	(46,620)	0	46,620	0	0
Deemed dividends related to conversion feature of Series A preferred stock	(55,468)	0	$ 0	$ 0	0	(55,468)
Common stock issued for Series A preferred stock conversions, shares			(42,000)	2,977,226
Common stock issued for Series A preferred stock conversions, amount	80,122	0	$ (38,093)	$ 2,977	77,145	0
Net loss	(479,073)	0	$ 0	$ 0	0	(479,073)
Balance, shares at Dec. 31, 2019			160,600	74,242,196
Balance, amount at Dec. 31, 2019	(859,202)	0	$ 31,927	$ 74,242	10,697,216	(11,630,660)
Stock-based compensation, amount	14,906	0	0	0	14,906	0
Common stock issued for cash, amount	67,072	0	0	26,829	40,243	0
Common stock issued for debenture conversion, including related fees, amount	0
Net loss	(2,639,472)	0	$ 0	0	0	(2,639,472)
Shares of Series A preferred stock for cash, net of costs and discounts, shares			333,850
Shares of Series A preferred stock for cash, net of costs and discounts, amount	(262,888)	0	$ 46,544	$ 0	0	(262,888)
Conversion of Series A preferred shares to common stock, shares			(308,000)	272,256,929
Conversion of Series A preferred shares to common stock, amount	446,108	$ 0	$ (105,984)	$ 272,257	375,872	(202,021)
Issuance of Series B preferred stock, shares		1,000,000
Issuance of Series B preferred stock, amount	277,543	$ 1,000	0	0	276,543	0
Accrued dividends on Series A preferred stock	(79,420)	0	79,420	$ 0	0	(79,420)
Shares of common stock issued for cash, shares				44,803,645
Shares of common stock issued for cash, amount	202,973	0	0	$ 44,804	158,169	0
Shares of common stock issued for conversion of convertible note, including fees, shares				659,021,898
Shares of common stock issued for conversion of convertible note, including fees, amount	1,894,563	0	0	$ 659,022	1,235,541	0
Cashless exercise of warrants, amount	0	0	0	105,038	(105,038)	0
Increase in fair value of warrants	0	0	0	$ 0	370,726	(370,726)
Issuance of common stock for commitment fee on equity line, shares				26,828,800
Issuance of common stock for commitment fee on equity line, amount	0	0	0	$ 8,000	(8,000)	0
Issuance of common stock for commitment fee on inventory note, shares				8,000,000
Issuance of common stock for commitment fee on inventory note, amount	$ 14,800	$ 0	$ 0	$ 2,000	12,800	0
Shares of common stock issued for exercise of convertible note, including fees, shares	105,038
Balance, shares at Dec. 31, 2020		1,000,000	186,450	1,192,192,158
Balance, amount at Dec. 31, 2020	$ (923,017)	$ 1,000	$ 51,907	$ 1,192,192	13,068,978	(15,185,187)
Net loss	(352,548)					(352,548)
Shares of Series A preferred stock for cash, net of costs and discounts, shares			139,700
Shares of Series A preferred stock for cash, net of costs and discounts, amount	(63,451)		$ 10,723			(63,451)
Conversion of Series A preferred shares to common stock, shares			(105,600)	14,181,071
Conversion of Series A preferred shares to common stock, amount	131,538		$ (49,323)	$ 14,181	173,634	(56,277)
Issuance of Series B preferred stock, shares		500,000
Issuance of Series B preferred stock, amount	278,447	$ 500			277,947
Accrued dividends on Series A preferred stock	(21,733)		$ 21,733			(21,733)
Shares of common stock issued for cash, shares				21,776,961
Shares of common stock issued for cash, amount	56,555			$ 21,777	86,600		$ (51,822)
Shares of common stock issued for accrued expenses, shares				3,243,785
Shares of common stock issued for accrued expenses, amount	16,543			$ 3,244	13,299
Balance, shares at Mar. 31, 2021		1,500,000	220,550	1,231,393,975
Balance, amount at Mar. 31, 2021	(877,666)	$ 1,500	$ 35,040	$ 1,231,394	13,620,458	(15,679,196)	$ (51,822)
Balance, shares at Dec. 31, 2020		1,000,000	186,450	1,192,192,158
Balance, amount at Dec. 31, 2020	(923,017)	$ 1,000	$ 51,907	$ 1,192,192	13,068,978	(15,185,187)
Stock-based compensation, shares				1,780,825
Stock-based compensation, amount	42,045	0	0	$ 7,235	34,810	0
Common stock issued for cash, amount	16,543	0	0	3,244	13,299	0
Common stock issued for debenture conversion, including related fees, amount	0
Net loss	(3,428,937)	0	$ 0	0		(3,428,937)
Shares of Series A preferred stock for cash, net of costs and discounts, shares			517,550
Shares of Series A preferred stock for cash, net of costs and discounts, amount	(76,304)	0	$ 150,644	0	0	(76,304)
Conversion of Series A preferred shares to common stock, amount	623,130	0	$ (266,181)	$ 113,573	747,999	(238,442)
Issuance of Series B preferred stock, shares			(504,625)	113,571,223
Issuance of Series B preferred stock, amount	2,554,447	4,000	$ 0	$ 0	2,550,447	0
Accrued dividends on Series A preferred stock	(147,652)	0	147,652	0	0	(147,652)
Shares of common stock issued for cash, amount	621,745	0	0	$ 151,368	470,377	0
Cashless exercise of warrants, shares				7,235,356
Cashless exercise of warrants, amount	$ 0	0	0	$ 498	(498)	0
Issuance of common stock for conversion of payables, shares				498,260
Issuance of common stock for commitment fee on equity line, shares				3,243,875
Issuance of common stock for commitment fee on equity line, amount		$ 0	0	$ 5,479	(5,479)	0
Issuance of common stock for commitment fee on inventory note, shares		4,000,000
Shares of common stock issued for exercise of convertible note, including fees, shares	498			151,368,383
Shares of common stock issued for exercise of convertible note, including fees, amount	$ 18,610	$ 0	0	$ 1,781	16,829	0
Issuance of common stock for loan extension, shares				5,479,452
Issuance of common stock for loan extension, amount	5,700	$ 0	$ 0	$ 1,500	4,200	0
Balance, shares at Dec. 31, 2021		5,000,000	199,375	1,476,870
Balance, amount at Dec. 31, 2021	(693,690)	$ 5,000	$ 84,022	$ 1,476,870	16,900,962	(19,076,522)
Net loss	(186,107)					(186,107)
Accrued dividends on Series A preferred stock	(37,924)		$ 37,924			(37,924)
Shares of Series A preferred stock issued for cash, net of costs and discounts, shares			118,250
Shares of Series A preferred stock issued for cash, net of costs and discounts, amount			$ 50,282
Conversion of Series A preferred stock to common stock, shares			(118,250)	37,377,063
Conversion of Series A preferred stock to common stock, amount	109,721		$ 59,844	$ 37,377	130,750	58,406
Shares of common stock for cashless exercise of warrants, shares				19,560,705
Shares of common stock for cashless exercise of warrants, amount				$ 19,561	(19,561)
Shares of common stock issued for services, shares				3,113,005
Shares of common stock issued for services, amount	13,613			$ 3,113	10,500
Balance, shares at Mar. 31, 2022		5,000,000	199,375	1,536,920,305
Balance, amount at Mar. 31, 2022	$ (794,387)	$ 5,000	$ 112,384	$ 1,536,921	$ 17,022,651	$ (19,358,959)